Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Fair Value Measurements
Fair Value Measurements

6. Fair Value Measurements

The Company determines the fair values of its financial instruments based on the fair value hierarchy, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Below are the three levels of inputs that may be used to measure fair value:

•                                Level 1—Quoted market prices in active markets for identical assets or liabilities. Assets utilizing Level 1 inputs include money market funds and bank deposits;

•                                Level 2—Inputs other than Level 1 inputs that are either directly or indirectly observable, such as quoted market prices, interest rates and yield curves. Assets utilizing Level 2 inputs include U.S. government securities, including direct issuance bonds and corporate bonds; and

•                                Level 3—Unobservable inputs developed using estimates and assumptions developed by the Company, which reflect those that a market participant would use.

The following table summarizes the financial instruments measured at fair value on a recurring basis in the accompanying condensed balance sheet as of September 30, 2012 (in thousands):

	As of September 30, 2012
	Level 1	Level 2	Level 3	Total

Assets
Marketable Securities
Domestic corporate debt securities (1)	$—	$1,757	$—	$1,757
Domestic corporate commercial paper (1)	—	12,998	—	12,998
Stock dividend asset (2)	—	—	2,682	2,682
	$—	$14,755	$2,682	$17,437

Liabilities
Warrant liability (2)	$—	$—	$849	$849
Other liability (2)	—	—	21,092	21,092
	$—	$—	$21,941	$21,941

(1)         Fair value is based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets.  Inputs are obtained from various sources include market participants, dealers and brokers.

(2)         Fair value is determined using the probability-weighted expected return model (“PWERM”), as discussed below.  Changes in the fair value of the Level 3  assets and liabilities are recorded as other income (expense) in the condensed statement of operations.

The stock dividend asset represents the prepaid balance of the accrued stock dividend (“stock dividend asset” or “stock asset”) to issue to Nordic Bioscience Clinical Development VII A/S (“Nordic”) (1) prior to the conversion of our preferred stock into common stock upon the listing of our common stock on the NASDAQ Global Market, shares of Series A-6 preferred stock (‘‘Series A-6’’), and (2) subsequent to such conversion, shares of our common stock (see note 12), and the amount of research and development expense related to stock dividend amounts being recognized ratably over the estimated per patient treatment period. The fair value of the stock asset is based upon the fair value of the Series A-6 as determined using PWERM, which considers the value of preferred and common stock based upon analysis of the future values for equity assuming various future outcomes. Accordingly, share value is based upon the probability weighted present value of expected future net cash flows, considering each of the possible future events, discount rate as determined using the capital asset pricing model, as well as the rights and preferences of each share class. PWERM is complex as it requires numerous assumptions relating to potential future outcomes of equity, hence, the use of this method can be applied: (i) when possible future outcomes can be predicted with reasonable certainty; and (ii) when there is a complex capital structure (i.e., several classes of preferred and common stock). The Company utilized the PWERM approach in its valuation based on the Company’s expectations regarding the time to becoming a listed, publicly-traded entity as well as the Company’s Series A-1 financing and the initiation of the BA058-SC Phase 3 study that resolved sufficient uncertainty regarding a discrete range of outcomes that could be identified and evaluated. As such, the valuation of the stock dividend asset was determined using Level 3 inputs.

The warrant liability represents the liability for the warrants issued to a placement agent and to the lenders in connection with the execution of a loan and security agreement entered into in May 2011 (see note 8). The warrant liability is calculated using the Black-Scholes option pricing method. This method of valuation includes using inputs such as the fair value of the Company’s various classes of preferred stock, historical volatility, the term of the warrant and risk-free interest rates. The fair value of the Company’s shares of common and preferred stock was estimated using PWERM, as described above. As such, the valuation of the warrant liability was determined using Level 3 inputs.

The other liability represents the liability to issue stock to Nordic for services rendered in connection with the Company’s Phase 3 clinical study of BA058-SC. The liability is calculated based upon the number of shares earned by Nordic through the performance of clinical trial services multiplied by the estimated fair value of the Series A-6 at each reporting date. The estimated fair value of the Series A-6 is determined using PWERM, as described above. As such the valuation of the other liability was determined using Level 3 inputs.

The Company’s Level 3 fair value measurements, related to its stock dividend asset, warrant liability and other liability, are based upon the fair value of the Company’s preferred stock. The following table provides quantitative information about the fair value measurement of the Company’s preferred stock, including significant unobservable inputs:

Instrument	Valuation Technique	Unobservable Input	Estimate
Preferred Stock	PWERM	• Time to becoming a listed, publicly-traded entity (years)	• 0.0 — 0.1
		• Probability of BA058 coming to market	• 70% — 80%
		• Discount rate	• 20% — 30%
		• Long-term revenue growth rate (1)	• 2% — 117%
		• Long-term revenue growth rate (2)	• 8% — 63%
		• Long-term pre-tax operating margin (3)	• 13% — 79%
		• Long-term pre-tax operating margin (4)	• 28% — 73%
		• Discount for lack of marketability	• 22% — 51%
	Market Comparable Companies	• Revenue multiple (5)	• 3.3 — 7.2

(1) Estimated long-term revenue growth rate in one scenario has the above range and an average of approximately 24% over 16 revenue years.

(2) Estimated long-term revenue growth rate in a second scenario has the above range and an average of approximately 20% over 16 revenue years.

(3) Estimated long-term pretax operating margin in one scenario has the above range after achieving positive pretax operating margin and an average of approximately 69% for 17 years.

(4) Estimated long-term pretax operating margin in a second scenario has the above range after achieving positive pretax operating margin and an average of approximately 59% for 17 years.

(5) Represents amounts used when the Company has determined that market participants would use such multiples when valuing the Company’s preferred stock.

As of September 30, 2012, the stock dividend asset, warrant liability and other liability have fair values of $2.7 million, $0.8 million and $21.1 million, respectively. Significant changes in the significant unobservable inputs used in the fair value measurement of the Company’s preferred stock in isolation would result in a significantly different fair value measurement of the stock dividend asset, warrant liability and other liability. Generally, a change in the assumption used for the probability of successful development is accompanied by a directionally similar change in the assumption used for the long-term revenue growth rate and long-term pre-tax operating margin and estimated fair value measurement of the Company’s preferred stock.

Significant increases (decreases) in the significant unobservable inputs used in the fair value measurement of the warrant liability and other liability in isolation would result in a significantly higher (lower) fair value measurement. Generally, a change in the assumption used for the probability of successful development is accompanied by a directionally similar change in the assumption used for the long-term revenue growth rate and long-term pretax operating margin.

The following table provides a roll forward of the fair value of the assets, where fair value is determined using Level 3 inputs (in thousands):

Balance at December 31, 2011	$3,379
Expense recognized	(1,361)
Change in fair value	664
Balance at September 30, 2012	$2,682

The following table provides a roll forward of the fair value of the liabilities, where fair value is determined using Level 3 inputs (in thousands):

Balance at December 31, 2011	$10,920
Additions	8,591
Change in fair value	2,430
Balance at September 30, 2012	$21,941

Additions represent (1) the value of the liability for additional accrued shares of stock issuable to Nordic for services rendered in connection with the Company’s Phase 3 clinical study of BA058-SC (see note 12) and (2) warrants issued to lenders in connection with additional borrowings during the nine months ended September 30, 2012 under the Company’s loan and security agreement.

The fair value of the Company’s notes payable is determined using current applicable rates for similar instruments as of the balance sheet date.  The carrying value of the Company’s notes payable approximates fair value because the Company’s interest rate is near current market rates.  The fair value of the Company’s notes payable was determined using Level 3 inputs.

7. Fair value measurements

The following tables summarize the assets and liabilities measured at fair value on a recurring basis in the accompanying balance sheets as of December 31, 2011 and 2010 based on the criteria discussed in Note 2:

	December 31, 2011
	Level 1	Level 2	Level 3	Total

Assets
Cash and cash equivalents	$5,003	$—	$—	$5,003
Money market	20,125	—	—	20,125
Marketable securities:
Domestic corporate debt securities	—	10,254	—	10,254
Domestic orporate commercial paper	—	18,998	—	18,998
U.S. government securities	—	2,328	—	2,328
Stock dividend asset	—	—	3,379	3,379

	$25,128	$31,580	$3,379	$60,087

	December 31, 2011
	Level 1	Level 2	Level 3	Total

Liabilities
Warrant liability	$—	$—	$450	$450
Other liability	—	—	10,470	10,470

	$—	$—	$10,920	$10,920

	December 31, 2010
	Level 1	Level 2	Level 3	Total

Assets
Cash and cash equivalents	$10,582	$—	$—	$10,582
Marketable securities:
Domestic corporate debt securities	—	5,020	—	5,020
Domestic corporate commercial paper	—	2,949	—	2,949

	$10,582	$7,969	$—	$18,551

Fair value for Level 1 is based on quoted market prices. Fair value for Level 2 is based on quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets. Inputs are obtained from various sources including market participants, dealers and brokers. Fair value for Level 3 is based upon the fair values determined using the probability-weighted expected return method, or PWERM, as discussed below. Changes in fair value of the Level 3 assets and liabilities are recorded as other income (expense) in the statement of operations.

The stock dividend asset represents the prepaid balance of the accrued stock dividend ("other liability" or "stock liability") to issue shares of Series A-6 convertible preferred stock ("Series A-6") to Nordic (Note 16) and the amount of research and development expense related to stock dividend amounts being recognized ratably over the estimated per patient treatment period. The fair value of the stock liability is based upon the fair value of the Series A-6 shares as determined using PWERM, which considers the value of preferred and common stock based upon analysis of the future values for equity assuming various future outcomes. Accordingly, share value is based upon the probability-weighted present value of expected future net cash flows, considering each of the possible future events, discount rate as determined using the capital asset pricing model, as well as the rights and preferences of each share class. PWERM is complex as it requires numerous assumptions relating to potential future outcomes of equity, hence, the use of this method can be applied: (i) when possible future outcomes can be predicted with reasonable certainty; and (ii) when there is a complex capital structure (i.e., several classes of preferred and common stock). The Company had previously used the option-pricing method to value its common stock. The option-pricing method treats common stock and preferred stock as call options on the enterprise's value, with exercise prices based on the liquidation preference of the preferred stock. The Company utilized the PWERM approach in its most recent valuation based on the Company's expectations regarding the time to becoming a listed, publicly-traded entity as well as the recent Series A-1 financing and the initiation of BA058 Injection Phase 3 study that resolved sufficient uncertainty regarding a discrete range of outcomes that could be identified and evaluated. As such the valuation of the stock dividend and other current asset was determined to be a Level 3 valuation.

The warrant liability represents the liability for the warrants issued to the placement agent in connection with the Series A-1 Financings (Note 4) and to the lenders in connection with the Loan and Security Agreement (Note 11). The warrant liability is calculated using the Black-Scholes option pricing method. This method of valuation includes using inputs such as the fair value of the Company's various classes of preferred stock, historical volatility, the term of the warrant and risk free interest rates. The fair value of the Company's shares of common and preferred stock was estimated using PWERM, as described above. As such the valuation of the warrant liability was determined to be a Level 3 liability.

The other liability represents the liability to issue shares of Series A-6 to Nordic for services rendered in connection with the Company's Phase 3 clinical study of BA058 Injection (Note 16). The liability is calculated based upon the number of shares earned by Nordic through the performance of clinical trial services multiplied by the estimated fair value of the Company's Series A-6 at each reporting date. The estimated fair value of the Series A-6 is determined using PWERM, as described above. As such the valuation of the warrant liability was determined to be a Level 3 liability.

The following table provides a roll forward of the fair value of the assets, including stock paid to Nordic in advance of services being rendered, where fair value is determined by Level 3 inputs:

Balance at January 1, 2011	$—
Additions	3,482
Change in fair value	(103)

Balance at September 30, 2011	$3,379

The following table provides a roll forward of the fair value of the liabilities, including stock dividends payable to Nordic, where fair value is determined by Level 3 inputs:

Balance at January 1, 2011	$—
Additions	10,759
Change in fair value	161

Balance at September 30, 2011	$10,920